DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt Outstanding
At December 31, 2020 and 2019, we had the following debt outstanding:

as of December 31 (in millions)	Effective interest rate in 2020¹	2020[1]	2019[1]
Variable-rate loan due 2020	1.0%	$—	$313
1.7% notes due 2021	1.9%	400	398
2.4% notes due 2022	2.5%	203	203
0.40% notes due 2024	0.6%	915	834
1.3% notes due in 2025	1.4%	734	669
2.6% notes due 2026	2.7%	746	746
7.65% debentures due 2027	7.7%	5	5
6.625% debentures due 2028	5.6%	97	98
1.3% notes due 2029	1.4%	912	830
3.95% notes due 2030	4.0%	495	—
1.73% notes due 2031	3.2%	644	—
6.25% notes due 2037	6.3%	265	265
3.65% notes due 2042	3.7%	6	6
4.5% notes due 2043	4.6%	256	255
3.5% notes due 2046	3.6%	440	440
Finance leases and other	9.2%	74	62
Total debt		6,192	5,124
Current portion		(406)	(315)
Long-term portion		$5,786	$4,809
[1]Book values include any discounts, premiums and adjustments related to hedging instruments and effective interest rates reflect amortization of those items.

Schedule of Maturities of Long-term Debt
Future Debt Maturities

as of and for the years ended December 31 (in millions)	Debt maturities
2021	$406
2022	208
2023	4
2024	924
2025	740
Thereafter	3,951
Total obligations and commitments	6,233
Discounts, premiums, and adjustments relating to hedging instruments	(41)
Total debt	$6,192